J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 19, 2024

to the current Summary Prospectus and Prospectus, as supplemented

Portfolio Manager Retirement In Early 2025. Jonathan K.L. Simon will retire from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2025. Mr. Simon will continue to serve on the portfolio management team of the Fund until his retirement. In order to provide additional depth and continuity to the portfolio management team, Jack Caffrey will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Felise L. Agranoff*	2023	Managing Director
Jonathan K.L. Simon*†	2023	Managing Director
Jack Caffrey	2024	Managing Director
*	Mr. Simon and Ms. Agranoff also were the predecessor fund’s portfolio managers since 2011 and 2022, respectively.
†	Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund, and upon his retirement, Ms. Agranoff and Mr. Caffrey will continue to be responsible for the management of the Fund.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Equity Focus ETF” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Equity Focus ETF

The portfolio management team is led by Felise L. Agranoff, Managing Director of JPMIM, and a CFA charterholder, Jonathan K.L. Simon, Managing Director of JPMIM, and Jack Caffrey, Managing Director of JPMIM and a CFA charterholder. Ms. Agranoff is primarily responsible for the Fund’s growth investments, while Messrs. Simon and Caffery are primarily responsible for the Fund’s value investments.

Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Simon is the lead portfolio manager on the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Caffrey is a co-portfolio manager on the Fund’s value investments and shares authority in the day-to-day management of the Fund. An employee since 2002, Mr. Caffrey has been a portfolio manager for JPMIM or its affiliates since 2010 and was a Private Bank Equity Strategist prior to that time.

Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund, and upon his retirement, Ms. Agranoff and Mr. Caffrey will continue to be responsible for the management of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-CONVEQETF-324

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 19, 2024

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	13	$35,409,954	6	$10,579,916	9	$1,220,775
Jonathan Simon**	19	30,624,463	6	10,291,673	114	1,174,139
Jack Caffrey***	0	0	0	0	27	5,789,494

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	0	$0	0	$0	2	$419,543
Jonathan Simon**	0	0	0	0	1	109,397
Jack Caffrey***	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
***	As of January 31, 2024.

SUP-SAI-CONVEQETF-324

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Equity Focus ETF
Felise Agranoff					X
Jonathan Simon*						X
Jack Caffrey**					X

*	Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
**	As of January 31, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE